Shareholder Report, Holdings (Details)	May 31, 2025
C000005496 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005496 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005496 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005496 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005496 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005496 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005496 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005496 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005496 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005496 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005496 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000005496 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000005496 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005496 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005496 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005496 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005497 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005497 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005497 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005497 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005497 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005497 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005497 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005497 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005497 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005497 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005497 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000005497 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000005497 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005497 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005497 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005497 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005498 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005498 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005498 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005498 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005498 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005498 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005498 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005498 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005498 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005498 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005498 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000005498 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000005498 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005498 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005498 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005498 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244823 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244823 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244823 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244823 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244823 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244823 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244823 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244823 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244823 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244823 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244823 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000244823 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000244823 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244823 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244823 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244823 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%